SUMMARIZES THE CHANGES TO THE PREVIOUSLY ISSUED FINANCIAL INFORMATION (Details) - USD ($)	3 Months Ended						9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020	Dec. 31, 2018
Accounts Receivable	$ 949,655						$ 949,655			$ 862,597	$ 103,822
Goodwill	9,750,492						9,750,492			8,761,725	8,548,608		$ 1,705,548
Accumulated Deficit	(14,845,725)		$ (12,973,606)				(14,845,725)			(12,359,680)	(8,783,276)
Commission income	2,581,636		2,323,730	$ 1,680,043			7,096,213	$ 5,326,375		7,297,146	4,450,785
Total assets	26,228,789						26,228,789			18,044,687	16,993,033
Total Revenue	2,581,636		2,323,730	1,680,042			7,096,213	5,326,375		7,297,146	4,450,785
Net Loss	$ (595,233)	$ (1,276,886)	$ (613,926)	$ (1,231,567)	$ (1,138,413)	$ (979,798)	$ (2,486,045)	$ (3,349,778)		(3,681,389)	$ (3,495,481)
EPS	$ (0.05)		$ (0.08)	$ (0.30)			$ (0.25)	$ (0.80)	$ (0.88)		$ (1.21)
Previously Reported [Member]
Accounts Receivable										236,651		$ 236,651
Goodwill										9,265,070		9,265,070
Accumulated Deficit			$ (13,123,609)							(12,482,281)		(12,482,281)
Commission income			2,296,328							7,279,530
Total assets										17,922,086		$ 17,922,086
Total Revenue			2,296,328							7,279,530
Net Loss			$ (641,328)							$ (3,699,005)
EPS			$ (0.09)						(0.88)	$ (0.88)
Revision of Prior Period, Adjustment [Member]
Accounts Receivable										$ 625,946
Goodwill										(503,345)
Accumulated Deficit			$ 150,003							122,601
Commission income			27,402							17,616
Total assets										122,601
Total Revenue			27,402							17,616
Net Loss			$ 27,402							$ 17,616
EPS			$ (0.01)						$ 0.00